UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2010

Date of reporting period:	March 31, 2010

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.6%
Northrop Grumman Corp.	6,400	$419,648

AIR FREIGHT & LOGISTICS - 1.7%
United Parcel Service, Inc. Class B	7,015	451,836

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	5,600	448,840

APPAREL RETAIL - 1.6%
Buckle, Inc. (The)	11,900	437,444

APPLICATION SOFTWARE - 1.6%
Interactive Data Corp.	13,100	419,200

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. Class B	15,200	400,976

BANKING-COMMERCIAL - 1.6%
Bank of Hawaii Corp.	9,300	418,035

BANKING-REGIONAL BANKS - 1.6%
Cullen/Frost Bankers, Inc.	7,700	429,660

BANKING-THRIFTS & MORTGAGE FINANCE - 1.7%
Hudson City Bancorp, Inc.	31,300	443,208

BUILDING PRODUCTS - 1.6%
Valspar Corp.	14,300	421,564

CHEMICALS-DIVERSIFIED - 1.6%
PPG Industries, Inc.	6,500	425,100

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	19,900	424,666

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	19,215	410,240

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	13,200	419,232

CONSUMER FINANCE - 1.5%
H & R Block, Inc.	22,100	393,380

CONSUMER PRODUCTS - 1.5%
Kimberly-Clark Corp.	6,450	405,576

DEPARTMENT STORES - 1.6%
JC Penney Co., Inc.	13,300	427,861

DISTILLERS & VINTNERS - 1.7%
Brown-Forman Corp. Class B	7,500	445,875

DISTRIBUTORS - 1.6%
Genuine Parts Co.	10,185	430,316

DIVERSIFIED CAPITAL MARKETS - 1.6%
NYSE Euronext	14,200	420,462

DIVERSIFIED FINANCIAL SERVICES - 1.5%
Broadridge Financial Solutions, Inc.	18,300	391,254

DIVERSIFIED MANUFACTURING OPERATIONS - 1.5%
Harsco Corp.	12,400	396,056

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Hubbell, Inc. Class B	8,300	418,569

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	19,900	415,114

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,600	$424,648

ENVIRONMENTAL FACILITIES & SERVICES - 1.6%
Waste Management, Inc.	12,790	440,360

FOOD DISTRIBUTORS - 1.6%
SYSCO Corp.	14,900	439,550

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	14,000	423,360

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Hillenbrand, Inc.	19,400	426,606

HEALTH CARE SERVICES - 1.6%
Pharmaceutical Product Development, Inc.	18,000	427,500

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.	12,800	414,080

HOUSEHOLD APPLIANCES - 1.6%
Stanley Black & Decker, Inc.	7,250	416,223

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	19,425	420,357

INDEPENDENT POWER PRODUCERS & ENERGY - 1.5%
Constellation Energy Group, Inc.	11,600	407,276

INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	426,207

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	5,620	425,827

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,125	410,681

INSURANCE-MULTI-LINE - 1.6%
Chubb, Corp.	8,100	419,985

INSURANCE-PROPERTY & CASUALTY - 1.6%
Mercury General Corp.	9,645	421,680

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	13,000	399,100

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	7,200	452,520

METAL & GLASS CONTAINERS - 1.7%
Greif, Inc. Class A	8,100	444,852

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	17,900	437,655

OIL & GAS-STORAGE & TRANSPORTATION - 1.5%
Spectra Energy Corp.	17,900	403,287

PACKAGING - 1.6%
MeadWestvaco Corp.	16,600	424,130

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	13,600	418,744

PERSONAL PRODUCTS - 1.5%
Avon Products, Inc.	12,100	409,827

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PHARMACEUTICALS - 1.5%
Johnson & Johnson	6,335	$413,042

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	11,900	424,235

RAILROADS - 1.6%
Norfolk Southern Corp.	7,800	435,942

REITS-STORAGE - 1.6%
Public Storage REIT	4,700	432,353

RESTAURANTS - 1.6%
McDonald’s Corp.	6,500	433,680

RETAIL - 1.5%
Mattel, Inc.	17,900	407,046

SEMICONDUCTORS - 1.5%
Microchip Technology, Inc.	14,400	405,504

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,600	418,000

STEEL - 1.5%
Nucor Corp.	9,100	412,958

TELECOMMUNICATION SERVICES-INTEGRATED - 1.4%
AT&T, Inc.	14,980	387,083

TOBACCO - 1.5%
Reynolds American, Inc.	7,405	399,722

TRUCKING - 1.6%
Ryder System, Inc.	10,900	422,484

UTILITIES-GAS - 1.7%
AGL Resources, Inc.	11,400	440,610

TOTAL INVESTMENTS - 94.8% (Cost $23,710,683)		25,281,226

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.2%		1,394,573

NET ASSETS - 100.0%		$26,675,799

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Portfolio Investments.

Meridian Growth Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.0%

AIR FREIGHT & LOGISTICS - 1.9%
Expeditors International of Washington, Inc.	800,800	$29,565,536

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
Copart, Inc.*	858,400	30,559,040

BANKING - 1.1%
CVB Financial Corp.	1,626,000	16,146,180

BANKING - COMMERCIAL - 1.9%
Bank of Hawaii Corp.	636,700	28,619,665

BROKERAGE & MONEY MANAGEMENT - 3.9%
Affiliated Managers Group, Inc.*	458,400	36,213,600
T. Rowe Price Group, Inc.	412,550	22,661,372

		58,874,972

BUILDING PRODUCTS - 3.0%
Lumber Liquidators Holdings, Inc.*	256,100	6,830,187
Valspar Corp.	1,322,300	38,981,404

		45,811,591

BUSINESS SERVICES - 1.9%
Dun & Bradstreet Corp.	57,400	4,271,708
Global Payments, Inc.	546,500	24,893,075

		29,164,783

CASINOS & GAMING - 1.1%
International Game Technology	893,060	16,476,957

CELLULAR COMMUNICATIONS - 2.0%
American Tower Corp. Class A*	721,900	30,760,159

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,808,110	38,585,067

CONSUMER SERVICES - 2.3%
Rollins, Inc.	1,606,980	34,839,326

DISTRIBUTORS - 1.9%
Watsco, Inc.	496,400	28,235,232

ENERGY - 6.4%
Continental Resources, Inc.*	335,200	14,262,760
Core Laboratories NV	231,600	30,293,280
FMC Technologies, Inc.*	463,680	29,967,638
Noble Energy, Inc.	319,600	23,330,800

		97,854,478

HEALTH CARE INFORMATION SERVICES - 1.5%
Cerner Corp.*	259,030	22,033,092

HEALTH CARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	856,000	29,831,600
Edwards Lifesciences Corp.*	316,085	31,254,485

		61,086,085

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	409,200	23,549,460

HOME BUILDERS - 0.2%
Gafisa SA ADR	255,200	3,506,448

INDUSTRIAL CONGLOMERATES - 4.6%
Cooper Industries Plc Class A	811,500	38,903,310
Dionex Corp.*	422,900	31,624,462

		70,527,772

Meridian Growth Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 4.1%
Ritchie Bros. Auctioneers, Inc.	1,243,600	$26,762,272
Waste Connections, Inc.*	1,065,200	36,174,192

		62,936,464

INSURANCE BROKERS - 4.2%
Brown & Brown, Inc.	1,567,550	28,090,496
Willis Group Holdings Plc (United Kingdom)	1,139,330	35,649,636

		63,740,132

LEISURE & AMUSEMENT - 2.5%
Royal Caribbean Cruises, Ltd.*	1,146,100	37,809,839

METALS - 1.4%
Cameco Corp.	779,100	21,355,131

REITS-DIVERSIFIED - 1.0%
Digital Realty Trust, Inc. REIT	272,000	14,742,400

RESTAURANTS - 2.5%
Cracker Barrel Old Country Store, Inc.	812,988	37,706,383

RETAIL - 11.2%
Bed Bath & Beyond, Inc.*	567,200	24,820,672
CarMax, Inc.*	991,400	24,903,968
Coach, Inc.	806,800	31,884,736
Family Dollar Stores, Inc.	938,400	34,354,824
Mattel, Inc.	1,602,000	36,429,480
PetSmart, Inc.	558,000	17,833,680

		170,227,360

TECHNOLOGY - 7.2%
Autodesk, Inc.*	1,027,500	30,229,050
Meru Networks, Inc.*	4,000	76,680
NetApp, Inc.*	644,600	20,988,176
Trimble Navigation, Ltd.*	919,100	26,396,552
Zebra Technologies Corp. Class A*	1,095,513	32,427,185

		110,117,643

TECH-SOFTWARE - 15.0%
Advent Software, Inc.*	729,138	32,628,926
Blackbaud, Inc.	1,367,000	34,434,730
BMC Software, Inc.*	853,400	32,429,200
Citrix Systems, Inc.*	355,800	16,889,826
MICROS Systems, Inc.*	849,100	27,918,408
Nuance Communications, Inc.*	1,811,500	30,143,360
Solera Holdings, Inc.	936,500	36,195,725
Teradata Corp.*	621,400	17,952,246

		228,592,421

TRUCKING - 2.1%
J.B. Hunt Transport Services, Inc.	879,100	31,542,108

TOTAL COMMON STOCKS - 95.0% (Cost $1,143,200,661)		1,444,965,724

Meridian Growth Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill @ .155%** due 06/17/10 (Face Value $30,000,000)	$29,991,330
U.S. Treasury Bill @ .138%** due 06/24/10 (Face Value $20,000,000)	19,994,160

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,983,868)	49,985,490

TOTAL INVESTMENTS - 98.3% (Cost $1,193,184,529)	1,494,951,214

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%	25,922,636

NET ASSETS - 100.0%	$1,520,873,850

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Portfolio Investments.

Meridian Value Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.1%

AIR FREIGHT & LOGISTICS - 1.5%
UTi Worldwide, Inc.	937,000	$14,354,840

ASSET MANAGEMENT & CUSTODY BANKS - 2.1%
Franklin Resources, Inc.	177,200	19,651,480

AUTOMOTIVE WHOLESALE SERVICES - 1.5%
LKQ Corp.*	722,800	14,672,840

BANKING - 5.5%
CVB Financial Corp.	1,709,400	16,974,342
JPMorgan Chase & Co.	264,400	11,831,900
Northern Trust Corp.	211,600	11,693,016
Wells Fargo & Co.	377,000	11,732,240

		52,231,498

BREWERS - 1.2%
Molson Coors Brewing Co. Class B	268,500	11,293,110

BROKERAGE & MONEY MANAGEMENT - 2.1%
TD Ameritrade Holding Corp.*	1,027,400	19,582,244

DIVERSIFIED FINANCIAL SERVICES - 4.0%
Broadridge Financial Solutions, Inc.	1,086,300	23,225,094
Equifax, Inc.	405,700	14,524,060

		37,749,154

ENERGY - 4.1%
Apache Corp.	159,100	16,148,650
Forest Oil Corp.*	526,800	13,601,976
Transocean, Ltd.*	107,802	9,311,937

		39,062,563

ENVIRONMENTAL FACILITIES & SERVICES - 2.5%
Waste Management, Inc.	690,900	23,787,687

HEALTH CARE PRODUCTS - 7.0%
Baxter International, Inc.	333,800	19,427,160
Covidien Plc.	353,400	17,768,952
Gen-Probe, Inc.*	244,500	12,225,000
Hologic, Inc.*	905,900	16,795,386

		66,216,498

HOME IMPROVEMENT RETAIL - 2.2%
Sherwin-Williams Co. (The)	312,100	21,122,928

HOUSEHOLD APPLIANCES - 1.9%
Stanley Black & Decker, Inc.	310,590	17,830,972

INDUSTRIAL - 1.9%
Curtiss-Wright Corp.	515,300	17,932,440

INDUSTRIAL PRODUCTS - 4.2%
Cummins, Inc.	84,400	5,228,580
Lincoln Electric Holdings, Inc.	283,000	15,375,390
Sealed Air Corp.	934,800	19,705,584

		40,309,554

INDUSTRIAL SERVICES - 3.3%
Nalco Holdings Co.	859,700	20,916,501
Ritchie Bros. Auctioneers, Inc.	497,000	10,695,440

		31,611,941

INSURANCE - 2.4%
Travelers Cos., Inc. (The)	432,900	23,350,626

INSURANCE BROKERS - 2.2%
Willis Group Holdings Plc (United Kingdom)	682,700	21,361,683

LEISURE & AMUSEMENT - 4.9%
Carnival Corp.	670,600	26,072,928
Polaris Industries, Inc.	401,800	20,556,088

		46,629,016

Meridian Value Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

METALS - 2.3%
Cameco Corp.	503,900	$13,811,899
Newmont Mining Corp.	156,400	7,965,452

		21,777,351

PHARMACEUTICALS - 1.9%
BioMarin Pharmaceutical, Inc.*	795,900	18,600,183

PIPELINES - 1.6%
Kinder Morgan Management, LLC*	262,287	15,375,264

RAILROADS - 2.1%
Union Pacific Corp.	276,400	20,260,120

REITS-DIVERSIFIED - 1.6%
Host Hotels & Resorts, Inc. REIT	1,011,846	14,823,544

RETAIL - 9.2%
Carter’s Inc.*	692,800	20,894,848
Costco Wholesale Corp.	365,200	21,806,092
Kohl’s Corp.*	386,200	21,156,036
Mattel, Inc.	1,043,500	23,729,190

		87,586,166

SEMICONDUCTORS - 4.1%
NVIDIA Corp.*	1,262,600	21,943,988
Power Integrations, Inc.	414,700	17,085,640

		39,029,628

TECHNOLOGY - 8.8%
Acxiom Corp.*	831,600	14,918,904
Autodesk, Inc.*	655,100	19,273,042
Cisco Systems, Inc.*	899,600	23,416,588
Echelon Corp.*	378,100	3,391,557
Zebra Technologies Corp. Class A*	771,300	22,830,480

		83,830,571

TECH-SOFTWARE - 3.9%
Adobe Systems, Inc.*	263,200	9,309,384
Citrix Systems, Inc.*	579,050	27,487,503

		36,796,887

TRUCKING - 3.0%
Con-way, Inc.	300,500	10,553,560
Heartland Express, Inc.	1,102,900	18,197,850

		28,751,410

UTILITIES - 2.1%
Hawaiian Electric Industries, Inc.	884,175	19,849,729

TOTAL COMMON STOCKS - 95.1% (Cost $707,998,401)		905,431,927

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .155%** due 06/17/10 (Face Value $10,000,000)		9,997,110
U.S. Treasury Bill @ .138%** due 06/24/10 (Face Value $25,000,000)		24,992,700

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,988,804)		34,989,810

TOTAL INVESTMENTS - 98.8% (Cost $742,987,205)		940,421,737

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.2%		11,599,867

NET ASSETS - 100.0%		$952,021,604

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase
See accompanying notes to Schedule of Portfolio Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2010 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of March 31, 2010 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$25,281,226	$1,444,965,724	$905,431,927
Level 2 - Other Significant Observable Inputs**	—	49,985,490	34,989,810
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$25,281,226	$1,494,951,214	$940,421,737

*	Level 1 investments are all common stock and industry classifications are defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2010 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$23,710,683	$2,162,756	$(592,213)	$1,570,543
Growth Fund	1,193,184,529	329,095,043	(27,328,358)	301,766,685
Value Fund	742,987,205	205,906,106	(8,471,574)	197,434,532

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: May 20, 2010

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 20, 2010